Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue (Note 6)	$ 8,783	$ 8,390
Expenses
Energy supply costs	2,520	2,495
Operating expenses	2,452	2,287
Depreciation and amortization	1,350	1,243
Total expenses	6,322	6,025
Gain on disposition (Note 23)	577	0
Operating income	3,038	2,365
Other income, net (Note 24)	138	60
Finance charges	1,035	974
Earnings before income tax expense	2,141	1,451
Income tax expense (Note 25)	289	165
Net earnings	1,852	1,286
Net earnings attributable to:
Non-controlling interests	130	120
Preference equity shareholders	67	66
Common equity shareholders	1,655	1,100
Net earnings	$ 1,852	$ 1,286
Earnings per common share (Note 19)
Basic (CAD per share)	$ 3.79	$ 2.59
Diluted (CAD per share)	$ 3.78	$ 2.59